Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan. 31, 2012
Brandes International Small Cap Equity Fund (Prospectus Summary) | Brandes International Small Cap Equity Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Brandes International Small Cap Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Brandes International Small Cap Equity Fund (the "International Small Cap
Fund") seeks long term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the International Small Cap Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-01
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the
International Small Cap Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the contractual expense limitation for one year).

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal market conditions, the International Small Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes)
measured at the time of purchase in equity securities issued by small capitalization companies. The Fund considers a company to be a small capitalization company if it has a market capitalization (market value of publicly traded securities) of $2 billion or less at the time of purchase. Equity securities include common and preferred stocks, warrants, rights, convertible securities and shares of exchange-traded funds ("ETFs")
investing in such securities. ETFs are investment companies that invest in portfolios of securities designed to track particular market segments or indices, the shares of which are bought and sold on securities exchanges. Under normal market conditions the Fund invests at least 40% of its net assets, measured at the time of purchase, in securities of issuers located in at least three countries outside the United States. An issuer is determined to be located outside the United States on the basis of the issuer's domicile, principal place of business, primary stock exchange listing, source of revenue or other factors. Up to 30% of the International Small Cap Fund's total assets, measured at the time of purchase, may be invested in securities of companies located in countries considered to have emerging securities markets.

Brandes Investment Partners, L.P., the investment advisor (the "Advisor"), uses the principles of value investing to analyze and select equity securities for the International Small Cap Fund's investment portfolio. When buying equity securities, the Advisor assesses the "intrinsic" value of a company based on measurable data such as a company's earnings, book value, and cash flow, for instance. By buying equity securities at what it believes are favorable prices to intrinsic value, the Advisor looks for the potential for appreciation over the business cycle, and for a margin of safety against price declines. The
Advisor may sell a security when its price reaches a target set by the Advisor, the Advisor believes that other investments are more attractive, or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Because the values of the International Small Cap Fund's investments will fluctuate with market conditions, so will the value of your investment in the
International Small Cap Fund. You could lose money on your investment in the
International Small Cap Fund, or the International Small Cap Fund could underperform other investments. Principal risks of the International Small Cap
Fund are as follows:

  ·  Stock Risks - The values of the International Small Cap Fund's investments fluctuate in response to the activities of individual companies and general stock market and economic conditions.

  ·  Small-Cap Company Risk - Securities of small-cap companies may have comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges.

  ·  Foreign Securities and Emerging Markets Risks - In addition, the performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the International
     Small Cap Fund invests. Emerging markets involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S.
     dollar. Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the
     U.S. dollar.

  ·  Value Securities Risks - The International Small Cap Fund may invest in value securities, which are securities of companies that may have experienced adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. It may take longer than expected for the value of such securities to rise to the anticipated value, or the value may never do
     so.

  ·  Convertible Securities Risks - The values of convertible securities are affected by interest rates; if rates rise, the values of convertible securities may fall. A convertible security's market value also tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security's
     "conversion price." As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security.

  ·  ETF Risk - ETFs may trade at a discount to the aggregate value of their underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.

Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the International Small Cap Fund, or the International Small Cap Fund could underperform other investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the International Small Cap Fund. The bar chart below illustrates how the Fund's total returns have varied from year to year. The table below compares the Fund's total return over time to a broad-based securities index. The chart and table assume reinvestment of dividends and distributions. Of course, past performance, before and after taxes, does not indicate how the International Small Cap Fund will perform in the future. Updated performance is available on the Fund's website
www.brandesinstitutionalfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the International Small Cap Fund. The bar chart below illustrates how the Fund's total returns have varied from year to year.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.brandesinstitutionalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance, before and after taxes, does not indicate how the International Small Cap Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Brandes International Small Cap Equity Fund Year-by-Year Total Returns as of December 31, 2011 for Class I Shares
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter  Q2 2009 46.08%
Worst Quarter Q4 2008 -21.60%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
More on the International Small Cap Fund's Performance
Prior to February 1, 2012, the Advisor managed a private investment fund with policies, guidelines and restrictions that were, in all material respects, equivalent to those of the International Small Cap Fund. The performance information shown for periods before February 1, 2012 is that of the private investment fund and reflects the net expenses of the private investment fund, which were lower than the International Small Cap Fund's Class I and Class
S current net expenses. The performance of the private investment fund prior to
February 1, 2012 is based on calculations that are different than the standardized method of calculations presented by the SEC. If the private investment fund's performance had been readjusted to reflect Class I and Class S expenses, the performance would have been lower and Class S performance would have differed from Class I performance. The private investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") and was not
subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of
1986, which, if applicable, may have adversely affected its performance.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Brandes International Small Cap Equity Fund Average Annual Total Returns For periods ending December 31, 2011
Brandes International Small Cap Equity Fund (Prospectus Summary) | Brandes International Small Cap Equity Fund | S&P Developed ex-U.S. SmallCap Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P Developed ex-U.S. SmallCap Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(14.49%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.20%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.44%
Brandes International Small Cap Equity Fund (Prospectus Summary) | Brandes International Small Cap Equity Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	5.82%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.77%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.62%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.15%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,499
Annual Return 2002	rr_AnnualReturn2002	(2.62%)
Annual Return 2003	rr_AnnualReturn2003	69.48%
Annual Return 2004	rr_AnnualReturn2004	28.55%
Annual Return 2005	rr_AnnualReturn2005	13.23%
Annual Return 2006	rr_AnnualReturn2006	10.13%
Annual Return 2007	rr_AnnualReturn2007	(6.21%)
Annual Return 2008	rr_AnnualReturn2008	(44.04%)
Annual Return 2009	rr_AnnualReturn2009	73.22%
Annual Return 2010	rr_AnnualReturn2010	32.95%
Annual Return 2011	rr_AnnualReturn2011	(16.03%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	46.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.60%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(16.03%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.38%
Brandes International Small Cap Equity Fund (Prospectus Summary) | Brandes International Small Cap Equity Fund | Class I | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Shares Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Brandes International Small Cap Equity Fund (Prospectus Summary) | Brandes International Small Cap Equity Fund | Class I | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Shares Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Brandes International Small Cap Equity Fund (Prospectus Summary) | Brandes International Small Cap Equity Fund | Class S
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	5.82%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.02%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.62%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.40%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,568
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class S Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(16.03%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.38%

[1]	The Advisor has contractually agreed to limit the International Small Cap Fund's Class I and Class S annual operating expenses (excluding acquired fund fees and expenses, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation), including repayment of previous waivers, to 1.15% for Class I and 1.40% for Class S as percentages of the Fund's respective classes' average daily net assets through February 1, 2013 (the "Expense Caps"). The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days notice to the Advisor, or by the Advisor with the consent of the Board. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for the fiscal year (taking into account the reimbursement) does not exceed the Expense Caps or any lower expense caps in effect at the time of the reimbursement.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.